Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Selling, general and administrative expenses
Personnel expense	$ 115,397	$ 70,179
Consulting fees	78,018	40,031
Supervisory board	4,107	6,776
Depreciation and amortization	1,217	1,180
Other Expenses	29,925	11,433
Total selling, general and administrative expenses	$ 228,664	$ 129,599